Funds Receivable and Customer Accounts - Estimated Fair Values of Investments Classified as Available for Sale by Contractual Maturity (Details) $ in Millions	Dec. 31, 2018 USD ($)
Debt Securities, Available-for-sale [Line Items]
One year or less	$ 390
One year through two years	492
Total	1,056
Funds receivable and customer accounts
Debt Securities, Available-for-sale [Line Items]
One year or less	8,565
One year through two years	36
Total	$ 8,601